Segmented Information (Narrative) (Details) $ in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2026 CAD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2026 CAD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 USD ($)
Disclosure of operating segments [line items]
Non-interest income (loss)	$ 6,936		$ 14,812		$ 14,732		$ 20,995
Tax expense (income)	775		985		1,903		1,683
U.S. Retail [Member]
Disclosure of operating segments [line items]
Non-interest income (loss)	588		(284)		1,377		(402)
Tax expense (income)	153		(68)		435		(96)
Corporate [Member]
Disclosure of operating segments [line items]
Non-interest income (loss)	(91)		8,903		(156)		8,854
Tax expense (income)	(611)		30		(1,002)		(287)
Restatement Adjustment [Member] | Corporate [Member]
Disclosure of operating segments [line items]
Tax expense (income)	$ 179	$ 131	$ 161	$ 113	$ 363	$ 263	$ 325	$ 229